Quarterly Holdings Report
for
Fidelity® Variable Insurance Products:
VIP Financials Portfolio
March 31, 2023
VFS-NPRT1-0523
1.814647.118
Common Stocks - 99.3%
	Shares	Value ($)
Banks - 38.9%
Diversified Banks - 21.9%
Bank of America Corp.	357,700	10,230,220
Citigroup, Inc.	138,400	6,489,576
JPMorgan Chase & Co.	73,200	9,538,692
U.S. Bancorp	156,300	5,634,615
Wells Fargo & Co.	308,577	11,534,608
		43,427,711
Regional Banks - 17.0%
Associated Banc-Corp.	80,700	1,450,986
Cadence Bank	61,510	1,276,948
Comerica, Inc.	21,100	916,162
East West Bancorp, Inc.	31,400	1,742,700
First Citizens Bancshares, Inc.	4,300	4,184,330
First Hawaiian, Inc.	54,900	1,132,587
First Interstate Bancsystem, Inc.	48,669	1,453,256
Heartland Financial U.S.A., Inc.	32,500	1,246,700
Huntington Bancshares, Inc.	670	7,504
KeyCorp	331,000	4,144,120
M&T Bank Corp.	30,530	3,650,472
Popular, Inc.	50,800	2,916,428
Signature Bank	19,800	3,623
Truist Financial Corp.	140,400	4,787,640
UMB Financial Corp.	15,000	865,800
Wintrust Financial Corp.	28,300	2,064,485
Zions Bancorp NA	56,400	1,688,052
		33,531,793
TOTAL BANKS		76,959,504
Capital Markets - 19.1%
Asset Management & Custody Banks - 9.3%
Affiliated Managers Group, Inc.	10,100	1,438,442
Bank of New York Mellon Corp.	67,200	3,053,568
Brookfield Asset Management Ltd. Class A	10	327
Brookfield Corp. Class A	40,341	1,314,713
Carlyle Group LP	94,800	2,944,488
Northern Trust Corp.	15,200	1,339,576
Patria Investments Ltd.	156,700	2,319,160
State Street Corp.	79,100	5,987,079
		18,397,353
Financial Exchanges & Data - 3.5%
Bolsa Mexicana de Valores S.A.B. de CV	691,200	1,480,978
CME Group, Inc.	28,600	5,477,472
		6,958,450
Investment Banking & Brokerage - 6.3%
Lazard Ltd. Class A	41,600	1,377,376
Morgan Stanley	81,900	7,190,820
Raymond James Financial, Inc.	27,450	2,560,262
Virtu Financial, Inc. Class A	70,200	1,326,780
		12,455,238
TOTAL CAPITAL MARKETS		37,811,041
Commercial & Residential Mortgage Finance - 3.5%
Commercial & Residential Mortgage Finance - 3.5%
Essent Group Ltd.	100,100	4,009,005
NMI Holdings, Inc. (a)	86,644	1,934,761
Walker & Dunlop, Inc.	14,200	1,081,614
		7,025,380
Consumer Finance - 4.7%
Consumer Finance - 4.7%
Capital One Financial Corp.	47,900	4,606,064
FirstCash Holdings, Inc.	29,338	2,797,965
OneMain Holdings, Inc.	50,200	1,861,416
		9,265,445
Diversified Financial Services - 3.1%
Multi-Sector Holdings - 0.8%
Cannae Holdings, Inc. (a)	76,300	1,539,734
Other Diversified Financial Services - 2.3%
Apollo Global Management, Inc.	73,100	4,616,996
TOTAL DIVERSIFIED FINANCIAL SERVICES		6,156,730
Financial Services - 2.5%
Transaction & Payment Processing Services - 2.5%
Global Payments, Inc.	22,500	2,367,900
MasterCard, Inc. Class A	7,300	2,652,893
		5,020,793
Insurance - 26.5%
Insurance Brokers - 4.3%
Arthur J. Gallagher & Co.	15,500	2,965,305
Marsh & McLennan Companies, Inc.	33,700	5,612,735
		8,578,040
Life & Health Insurance - 3.5%
Globe Life, Inc.	34,700	3,817,694
Primerica, Inc.	17,500	3,014,200
		6,831,894
Multi-Line Insurance - 1.9%
Assurant, Inc.	100	12,007
Hartford Financial Services Group, Inc.	54,200	3,777,198
		3,789,205
Property & Casualty Insurance - 13.8%
American Financial Group, Inc.	17,900	2,174,850
Beazley PLC	271,979	2,004,692
Chubb Ltd.	40,200	7,806,036
Direct Line Insurance Group PLC	1,163,500	1,973,529
Fidelity National Financial, Inc.	53,900	1,882,727
First American Financial Corp.	41,300	2,298,758
Hiscox Ltd.	190,300	2,603,423
Lancashire Holdings Ltd.	263,600	1,796,603
Selective Insurance Group, Inc.	15,500	1,477,615
The Travelers Companies, Inc.	19,212	3,293,129
		27,311,362
Reinsurance - 3.0%
Enstar Group Ltd. (a)	300	69,537
Reinsurance Group of America, Inc.	43,800	5,814,888
		5,884,425
TOTAL INSURANCE		52,394,926
Professional Services - 1.0%
Research & Consulting Services - 1.0%
Dun & Bradstreet Holdings, Inc.	165,800	1,946,492
TOTAL COMMON STOCKS (Cost $186,630,608)		196,580,311

Convertible Bonds - 0.6%
	Principal Amount (b)	Value ($)
Financial Services - 0.6%
Transaction & Payment Processing Services - 0.6%
Affirm Holdings, Inc. 0% 11/15/26 (Cost $1,219,007)	1,884,000	1,210,470

Money Market Funds - 0.7%
	Shares	Value ($)
Fidelity Cash Central Fund 4.86% (c) (Cost $1,357,304)	1,357,033	1,357,304

TOTAL INVESTMENT IN SECURITIES - 100.6% (Cost $189,206,919)	199,148,085
NET OTHER ASSETS (LIABILITIES) - (0.6)%	(1,192,865)
NET ASSETS - 100.0%	197,955,220

Legend

(a)	Non-income producing
(b)	Amount is stated in United States dollars unless otherwise noted.
(c)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	% ownership, end of period
Fidelity Cash Central Fund 4.86%	-	11,816,264	10,458,960	6,858	-	-	1,357,304	0.0%
Fidelity Securities Lending Cash Central Fund 4.87%	-	3,139,416	3,139,416	84	-	-	-	0.0%
Total	-	14,955,680	13,598,376	6,942	-	-	1,357,304

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Amounts in the dividend income column for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing service on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing services or from brokers who make markets in such securities. Convertible Bonds are valued by pricing services who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing services. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.
The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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